Leases (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Leases
Land use rights with total carrying amount	¥ 320,298	¥ 541,071		$ 45,802
Options to terminate the leases (true or false)	true
Operating lease cost	¥ 168,626	249,169	¥ 344,606
Cash paid for amounts included in the measurement of operating lease liabilities	185,987	271,670	331,579
Change of right-of-use assets related to exchange for operating lease obligations	(52,897)	40,557	215,209
Short-term lease cost	¥ 15,700	¥ 44,600	¥ 42,300
Weighted average remaining lease term (in years)	2 years 9 months	2 years 10 months 13 days		2 years 9 months
Weighted average discount rate	3.54%	3.62%		3.54%
Equal to or more than
Leases
Remaining lease terms (in months or years)	1 month			1 month
Less than
Leases
Remaining lease terms (in months or years)	65 years			65 years
ASC 842 | Cumulative effect of changes in accounting principles | Land use rights
Leases
Land use rights with total carrying amount	¥ 4,000,000	¥ 4,200,000